Shareholder Report, Average Annual Return (Details) 194791_RJ Eagle Municipal Income ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
RJ Eagle Municipal Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund NAV
Average Annual Return, Percent	2.79%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.42%